Document and Entity Information	Jun. 15, 2022
Cover [Abstract]
Entity Information, Former Legal or Registered Name	Limelight Networks,Inc.
Amendment Flag	true
Entity Central Index Key	0001391127
Document Type	8-K/A
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	EDGIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33508
Entity Tax Identification Number	20-1677033
Entity Address, Address Line One	2220 West 14th Street
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(602)
Local Phone Number	850-5000
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	EGIO
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed, Edgio, Inc., a Delaware corporation (the “Company” or “Edgio”) (formerly known as Limelight Networks, Inc. or “Limelight”), entered into a Stock Purchase Agreement, dated as of March 6, 2022 (the “Purchase Agreement”), with College Parent, L.P., a Delaware limited partnership (together with its wholly-owned subsidiaries other than Edgecast Inc., “College Parent”), pursuant to which the Company acquired all of the outstanding shares of common stock of Edgecast Inc., a California corporation and an indirect, wholly-owned subsidiary of College Parent (“Edgecast”), and certain Edgecast-related businesses and assets as specified in the Purchase Agreement (the “Business Combination”). On June 15, 2022, pursuant to the terms of the Purchase Agreement, the Company completed the Business Combination. This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on June 16, 2022, as amended by the Form 8-K/A filed on July 8, 2022 (the “Original Report”), solely to provide the disclosures required by Item 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of Edgecast and the required pro forma financial information. Except as otherwise provided herein, this Amendment does not modify or update any other disclosure contained in the Original Report. Such financial information was excluded from the Original Report in reliance on the instructions to such items.